Prepayments On Flight Equipment (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2005 Airbus [Member] item	Dec. 31, 2012 Airbus [Member] item	Dec. 31, 2009 Airbus [Member] item	May 31, 2007 Airbus [Member] A330 Aircraft [Member] item	Dec. 31, 2006 Airbus [Member] A330 Aircraft [Member] item	Dec. 31, 2012 Airbus [Member] A330 Aircraft [Member] item	Dec. 31, 2009 Airbus [Member] A330 Aircraft [Member] item	Dec. 31, 2012 Airbus [Member] A-320-200 [Member] item	Dec. 31, 2010 Boeing [Member] B-737-800 [Member] item
Property, Plant and Equipment [Line Items]
Number of aircraft ordered				70				20				15
Number of aircraft ordered subject to reconfirmation rights				8
Number of additional aircraft ordered						4	10			2
Number of aircraft delivered					50				32
Number of aircraft sold					12				11
Number of aircraft remaining to be delivered											4	10
Number of purchase rights												5
Interest capitalized during the period	$ 2,616	$ 4,439	$ 7,978